Taxation (Movement of Valuation Allowances for Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION [Abstract]
Beginning balance	$ 400,000	$ 371,532	$ 320,589
Provision for the year	37,872	42,986	60,554
Reversal for the year	(16,138)	(9,076)	(4,134)
Foreign currency translation adjustment	8,894	(5,442)	(5,477)
Ending balance	$ 430,628	$ 400,000	$ 371,532